UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan			48951
(Address of principal executive offices)			(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders

Semi-Annual Report (Unaudited)

June 30, 2015

•  JNL® Strategic Income Fund LLCSM

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

June 30, 2015

	Shares/Par†	Value
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.6%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a) (b)	$495,223	$510,079
4.95%, 01/15/23	228,960	242,411
American Tower Trust I, 3.07%, 03/15/23 (c)	810,000	792,011
AmeriCredit Automobile Receivables Trust
4.26%, 02/08/17	26,637	26,657
1.07%, 03/08/18	302,000	302,749
Banc of America Commercial Mortgage Trust REMIC, 5.94%, 07/10/17 (d)	314,846	337,739
Banc of America Re-Remic Trust REMIC, 3.49%, 04/16/25 (c)	189,000	185,281
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	522,900
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	239,683	243,542
Dell Equipment Finance Trust
1.30%, 03/23/20 (c)	112,000	111,923
1.81%, 03/23/20 (c)	82,000	81,893
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.88%, 04/12/17 (d)	448,818	476,196
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,831,504)		3,833,381
CORPORATE BONDS AND NOTES - 83.5%
CONSUMER DISCRETIONARY - 11.4%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (c)	222,000	179,543
AutoZone Inc., 3.25%, 04/15/25	130,000	125,335
Beazer Homes USA, Inc., 5.75%, 06/15/19	698,000	687,530
Boyd Gaming Corp., 6.88%, 05/15/23	207,000	212,175
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (c)	256,000	249,558
CCO Holdings LLC, 5.88%, 05/01/27 (c)	300,000	292,875
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (c) (e)	110,000	88,550
Comcast Corp., 3.38%, 08/15/25	163,000	160,728
Delphi Corp., 5.00%, 02/15/23	163,000	173,595
DISH DBS Corp.
5.88%, 07/15/22	525,000	514,500
5.00%, 03/15/23	194,000	179,935
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (c)	42,000	41,580
General Motors Co.
3.50%, 10/02/18	500,000	516,255
5.00%, 04/01/35	350,000	343,649
6.25%, 10/02/43	148,000	164,793
Gibson Brands Inc., 8.88%, 08/01/18 (c)	111,000	112,110
GLP Capital LP
4.38%, 11/01/18	100,000	102,625
5.38%, 11/01/23	100,000	102,750
International Game Technology Plc, 5.63%, 02/15/20 (c)	200,000	195,500
KB Home
4.75%, 05/15/19	253,000	251,102
7.50%, 09/15/22	500,000	520,000
Landry’s Holdings II Inc. 10.25%, 01/01/18 (c)	150,000	155,625
Levi Strauss & Co., 5.00%, 05/01/25 (c)	100,000	96,750
Live Nation Entertainment Inc., 5.38%, 06/15/22 (c)	100,000	100,000
MGM Resorts International, 6.75%, 10/01/20	1,000,000	1,057,300
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (f)	318,000	338,272
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (c) (e)	311,000	333,936
Netflix Inc., 5.75%, 03/01/24 (c)	138,000	141,795
Numericable Group SA
4.88%, 05/15/19 (c)	364,000	360,360
5.38%, 05/15/22 (c), EUR	375,000	424,341
PVH Corp., 4.50%, 12/15/22	700,000	693,000
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	148,000	165,823
3.50%, 05/15/22 (c), EUR	222,000	248,116
Schaeffler Holding Finance B.V., 5.75%, 11/15/21, EUR	124,000	145,631
Scientific Games International Inc., 7.00%, 01/01/22 (a) (b)	245,000	252,962
SES SA, 3.60%, 04/04/23 (c)	130,000	131,897
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	367,000	370,670
Starz LLC, 5.00%, 09/15/19	500,000	506,250
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (c)	129,000	124,163
Tenneco Inc.
6.88%, 12/15/20	500,000	522,500
5.38%, 12/15/24	107,000	109,943
Time Warner Cable Inc., 6.75%, 06/15/39	65,000	69,115
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	131,680
Wave Holdco LLC, 8.25%, 07/15/19 (c) (e)	143,000	145,531
WideOpenWest Finance LLC, 10.25%, 07/15/19	475,000	507,062
		12,347,410
CONSUMER STAPLES - 3.5%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (c) (e)	507,000	527,280
ConAgra Foods Inc., 4.65%, 01/25/43	115,000	97,235
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (c)	161,000	153,755
HJ Heinz Co.
4.25%, 10/15/20	250,000	255,312
3.95%, 07/15/25 (c)	241,000	242,358
5.00%, 07/15/35 (c)	144,000	145,850
5.20%, 07/15/45 (c)	205,000	209,776
JBS Investments GmbH, 7.25%, 04/03/24 (c)	311,000	321,885
JM Smucker Co.
2.50%, 03/15/20 (c)	100,000	99,334
3.50%, 03/15/25 (c)	100,000	97,659
4.38%, 03/15/45 (c)	100,000	91,434
Reynolds American Inc.
3.25%, 06/12/20	187,000	189,244
4.45%, 06/12/25	150,000	153,195
5.70%, 08/15/35	155,000	160,268
5.85%, 08/15/45	194,000	203,970
Sysco Corp., 4.35%, 10/02/34	435,000	439,350
Tyson Foods Inc.
3.95%, 08/15/24	124,000	124,735
4.88%, 08/15/34	101,000	101,341
5.15%, 08/15/44	100,000	102,467
		3,716,448
ENERGY - 10.6%
Access Midstream Partners LP, 4.88%, 05/15/23	55,000	54,253
Alpha Natural Resources Inc.
9.75%, 04/15/18	500,000	35,625
6.25%, 06/01/21	600,000	42,000
Arch Coal Inc.
8.00%, 01/15/19 (c)	148,000	31,080
9.88%, 06/15/19	500,000	85,000
BreitBurn Energy Partners LP, 7.88%, 04/15/22	350,000	292,250
California Resources Corp., 5.50%, 09/15/21	612,000	530,145

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	487,000	479,695
Chaparral Energy Inc., 7.63%, 11/15/22	500,000	360,000
Chesapeake Energy Corp., 3.53%, 04/15/19 (d)	461,000	421,815
Citgo Holding Inc., 10.75%, 02/15/20 (c)	441,000	450,922
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (c)	117,000	117,355
4.50%, 06/01/25 (c)	100,000	98,500
5.80%, 06/01/45 (c)	100,000	98,223
Concho Resources Inc., 5.50%, 04/01/23	318,000	318,000
Continental Resources Inc., 4.50%, 04/15/23	295,000	284,095
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	336,000	266,280
Energy Transfer Partners LP
4.75%, 01/15/26	223,000	219,805
4.90%, 03/15/35	145,000	130,464
5.15%, 03/15/45	119,000	104,793
6.13%, 12/15/45	250,000	250,617
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24	216,000	70,200
EnLink Midstream Partners LP, 4.15%, 06/01/25	167,000	163,005
EnQuest Plc, 7.00%, 04/15/22 (c)	250,000	197,500
Enterprise Products Operating LLC
3.70%, 02/15/26	191,000	185,598
4.95%, 10/15/54	173,000	160,431
EP Energy LLC, 6.38%, 06/15/23 (c)	229,000	229,572
Halcon Resources Corp.
8.63%, 02/01/20 (c)	100,000	98,750
9.75%, 07/15/20	113,000	75,993
Ithaca Energy Inc., 8.13%, 07/01/19 (c)	232,000	201,840
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	300,000	251,250
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	104,065
Kinder Morgan Inc., 5.30%, 12/01/34	250,000	230,434
Legacy Reserves LP, 6.63%, 12/01/21	280,000	226,800
Linn Energy LLC, 6.50%, 09/15/21	400,000	298,000
MarkWest Energy Partners LP, 5.50%, 02/15/23	250,000	257,500
Memorial Production Partners LP, 6.88%, 08/01/22	270,000	244,215
Penn Virginia Corp., 8.50%, 05/01/20	211,000	189,372
Petrobras Global Finance BV, 4.38%, 05/20/23	336,000	292,891
Plains Exploration & Production Co., 6.75%, 02/01/22	345,000	365,700
PVR Partners LP, 6.50%, 05/15/21	280,000	296,100
Range Resources Corp., 4.88%, 05/15/25 (c)	484,000	470,158
Regency Energy Partners LP
5.88%, 03/01/22	442,000	470,040
5.00%, 10/01/22	151,000	153,216
Rice Energy Inc., 7.25%, 05/01/23 (c)	100,000	102,500
Seadrill Ltd., 6.13%, 09/15/17 (c) (g)	114,000	100,035
SM Energy Co., 6.13%, 11/15/22 (c)	215,000	220,955
Spectra Energy Partners LP
3.50%, 03/15/25	328,000	313,380
4.50%, 03/15/45	280,000	247,157
Transocean Inc.
6.88%, 12/15/21 (h)	260,000	234,975
4.30%, 10/15/22 (h)	157,000	118,535
Ultra Petroleum Corp., 6.13%, 10/01/24 (c)	294,000	257,985
		11,499,069
FINANCIALS - 27.0%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	333,000	343,088
AerCap Ireland Capital Ltd, 4.50%, 05/15/21 (c)	150,000	150,750
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	350,000	447,494
Ally Financial Inc., 4.13%, 03/30/20	450,000	449,154
Altice Financing SA, 5.25%, 02/15/23 (c), EUR	100,000	112,043
American Express Credit Corp., 2.38%, 05/26/20	164,000	162,677
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (f)	205,000	204,104
6.50% (callable at 100 beginning 10/23/24) (f)	156,000	161,460
3.30%, 01/11/23	523,000	514,428
4.20%, 08/26/24	350,000	348,661
3.95%, 04/21/25	717,000	691,497
4.25%, 10/22/26	181,000	176,307
Barclays Bank Plc
7.63%, 11/21/22	250,000	284,700
7.75%, 04/10/23 (d)	235,000	254,681
3.75%, 05/15/24	300,000	300,767
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (f) (i), EUR	400,000	472,697
8.25% (callable at 100 beginning 12/15/18) (f)	650,000	686,374
3.65%, 03/16/25	300,000	283,739
BAT International Finance Plc
2.75%, 06/15/20 (c)	350,000	352,316
3.95%, 06/15/25 (c)	400,000	403,918
BlackRock Inc., 3.38%, 06/01/22	220,000	226,177
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c)	124,000	117,800
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (f)	600,000	591,000
CME Group Inc., 3.00%, 03/15/25	300,000	290,868
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (c)	123,000	122,539
Credit Suisse AG
6.50%, 08/08/23 (c)	744,000	813,647
3.63%, 09/09/24	520,000	516,755
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (f)	490,000	510,188
Daimler Finance North America LLC, 2.25%, 03/02/20 (c)	1,100,000	1,085,751
Discover Financial Services, 3.95%, 11/06/24	350,000	339,589
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (c), EUR	517,000	585,024
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	516,000	532,307
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	500,000	500,072
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (f)	200,000	218,750
7.13% (callable at 100 beginning 06/15/22) (f)	975,000	1,124,906
6.75%, 03/15/32	200,000	258,989
General Motors Financial Co. Inc., 4.38%, 09/25/21	235,000	243,515
GFI Group Inc., 10.38%, 07/19/18 (h)	275,000	310,062
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (f)	460,000	454,434
4.00%, 03/03/24	523,000	529,079
3.50%, 01/23/25	379,000	366,995
3.75%, 05/22/25	176,000	173,416
6.75%, 10/01/37	225,000	263,478
5.15%, 05/22/45	476,000	457,610
Hospitality Properties Trust, 4.50%, 03/15/25	267,000	262,246
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (f) (i)	266,000	266,332

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
6.37% (callable at 100 beginning 03/30/25) (f)	496,000	498,480
HSBC USA Inc., 2.35%, 03/05/20	250,000	247,742
Icahn Enterprises LP, 4.88%, 03/15/19	231,000	232,779
International Lease Finance Corp.
7.13%, 09/01/18 (c)	500,000	557,500
4.63%, 04/15/21	206,000	208,060
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	900,000	873,215
Invesco Finance Plc, 3.13%, 11/30/22	370,000	365,284
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	550,000	545,930
7.90% (callable at 100 beginning 04/30/18) (f)	430,000	454,832
3.20%, 01/25/23	350,000	344,900
3.63%, 05/13/24	350,000	348,012
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c)	125,000	120,343
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	500,000	513,337
Morgan Stanley
4.88%, 11/01/22	400,000	424,988
4.10%, 05/22/23	330,000	330,199
3.88%, 04/29/24	175,000	176,617
3.95%, 04/23/27	193,000	181,660
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	813,000	810,967
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (f)	116,000	110,780
Prologis International Funding II, 4.88%, 02/15/20 (c)	440,000	469,019
Prudential Financial Inc., 5.87%, 09/15/42 (d)	205,000	216,644
Royal Bank of Scotland Group Plc
6.13%, 12/15/22	111,000	119,387
6.10%, 06/10/23	382,000	405,673
6.00%, 12/19/23	147,000	155,468
5.13%, 05/28/24	383,000	382,023
Santander UK Plc, 5.00%, 11/07/23 (c)	200,000	204,395
Shell International Finance BV, 3.25%, 05/11/25	258,000	255,088
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (f)	200,000	186,600
Stena AB, 7.00%, 02/01/24 (c)	233,000	224,845
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	344,102
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (f)	316,000	323,521
4.48%, 01/16/24	128,000	134,570
4.10%, 06/03/26	150,000	150,384
ZF North America Capital Inc.
4.00%, 04/29/20 (c)	183,000	182,771
4.50%, 04/29/22 (c)	150,000	147,375
		29,209,874
HEALTH CARE - 7.1%
AbbVie Inc.
3.20%, 11/06/22	184,000	181,974
3.60%, 05/14/25	334,000	329,611
4.70%, 05/14/45	283,000	279,100
Actavis Funding SCS
3.80%, 03/15/25	192,000	188,320
4.85%, 06/15/44	184,000	176,890
4.75%, 03/15/45	256,000	242,656
Baxalta Inc., 5.25%, 06/23/45 (c)	193,000	193,375
Becton Dickinson and Co.
3.73%, 12/15/24	100,000	99,515
4.69%, 12/15/44	111,000	108,195
Capsugel SA, 7.00%, 05/15/19 (c) (e)	280,000	284,932
Centene Corp., 4.75%, 05/15/22	100,000	103,000
Concordia Healthcare Corp., 7.00%, 04/15/23 (c)	100,000	100,000
DJO Finco LLC, 8.13%, 06/15/21 (c)	100,000	103,000
Endo Finance LLC, 6.00%, 07/15/23 (c)	200,000	204,750
Gilead Sciences Inc.
4.80%, 04/01/44	325,000	335,099
4.50%, 02/01/45	412,000	408,854
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,077,500
HCA Inc., 3.75%, 03/15/19	312,000	314,340
Hologic Inc., 5.25%, 07/15/22 (c)	107,000	109,274
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	414,000
Medtronic Inc.
3.50%, 03/15/25 (c)	188,000	187,375
4.38%, 03/15/35 (c)	100,000	98,929
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	262,798
Novartis Capital Corp., 2.40%, 09/21/22	180,000	174,748
Pfizer Inc., 4.30%, 06/15/43	285,000	278,335
Tenet Healthcare Corp.
5.00%, 03/01/19 (c)	421,000	421,000
8.13%, 04/01/22	137,000	150,015
THC Escrow Corp. II, 6.75%, 06/15/23 (c)	149,000	152,073
VRX Escrow Corp., 5.88%, 05/15/23 (c)	295,000	302,006
WellCare Health Plans Inc., 5.75%, 11/15/20	398,000	413,920
		7,695,584
INDUSTRIALS - 4.3%
Abengoa Finance SAU, 6.00%, 03/31/21 (c), EUR	650,000	670,319
Abengoa Greenfield SA, 5.50%, 10/01/19 (c), EUR	300,000	307,699
Aircastle Ltd., 4.63%, 12/15/18	110,000	113,300
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (c)	484,000	371,470
Bombardier Inc.
5.50%, 09/15/18 (c)	138,000	136,620
4.75%, 04/15/19 (c)	629,000	611,702
6.13%, 01/15/23 (c)	448,000	397,600
7.50%, 03/15/25 (c)	100,000	90,750
Dematic SA, 7.75%, 12/15/20 (c)	227,000	235,513
Dun & Bradstreet Corp., 4.00%, 06/15/20	197,000	197,767
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (c)	198,000	198,495
9.75%, 05/01/20 (c)	203,000	192,343
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	128,000	130,240
Interactive Data Corp., 5.88%, 04/15/19 (c)	133,000	133,665
International Lease Finance Corp., 5.88%, 04/01/19	500,000	533,100
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (c)	75,000	79,165
US Airways Group Inc., 6.13%, 06/01/18	225,000	233,550
		4,633,298
INFORMATION TECHNOLOGY - 1.7%
Ancestry.com Inc., 9.63%, 10/15/18 (c) (e)	70,000	71,400
Apple Inc., 4.38%, 05/13/45	300,000	294,980
Boxer Parent Co. Inc., 9.00%, 10/15/19 (c) (e)	207,000	146,970
Cisco Systems Inc., 2.45%, 06/15/20	350,000	352,172
CommScope Inc., 4.38%, 06/15/20 (c)	119,000	120,190
Oracle Corp.
4.30%, 07/08/34	260,000	255,626
4.13%, 05/15/45	150,000	139,016
4.38%, 05/15/55	150,000	139,293
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (a) (b)	102,000	103,020

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (c)	262,000	191,260
		1,813,927
MATERIALS - 7.0%
Anglo American Plc, 3.63%, 05/14/20 (c)	181,000	180,864
Ardagh Packaging Finance Plc
3.29%, 12/15/19 (c) (d)	600,000	583,500
9.13%, 10/15/20 (c)	225,000	237,375
Barrick Gold Corp.
3.85%, 04/01/22	60,000	58,090
4.10%, 05/01/23	267,000	259,319
Cemex Finance LLC
9.38%, 10/12/22 (c)	750,000	835,313
6.00%, 04/01/24 (c)	200,000	197,940
Cemex SAB de CV, 6.50%, 12/10/19 (c)	326,000	342,202
Crown Americas LLC, 4.50%, 01/15/23	195,000	184,154
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (c)	650,000	548,438
9.75%, 03/01/22 (c)	100,000	103,250
Freeport-McMoRan Copper & Gold Inc.
5.40%, 11/14/34	866,000	745,081
5.45%, 03/15/43	77,000	64,089
INEOS Group Holdings SA, 6.50%, 08/15/18 (c), EUR	167,000	190,090
LyondellBasell Industries NV, 4.63%, 02/26/55	33,000	28,947
Methanex Corp., 5.65%, 12/01/44	157,000	150,552
Monsanto Co., 4.70%, 07/15/64	275,000	237,103
PSPC Escrow Corp., 6.00%, 02/01/23 (c), EUR	325,000	366,095
Rain CII Carbon LLC, 8.25%, 01/15/21 (c)	350,000	340,375
RPM International Inc, 5.25%, 06/01/45	550,000	521,659
Samarco Mineracao SA
4.13%, 11/01/22 (c)	110,000	101,200
5.38%, 09/26/24 (c)	268,000	255,940
Sealed Air Corp., 4.88%, 12/01/22 (c)	121,000	119,185
Teck Resources Ltd., 3.75%, 02/01/23	176,000	151,212
TPC Group Inc., 8.75%, 12/15/20 (c)	474,000	438,450
Trinseo Materials Operating SCA, 6.38%, 05/01/22 (c), EUR	300,000	332,783
		7,573,206
TELECOMMUNICATION SERVICES - 5.9%
AT&T Inc.
2.45%, 06/30/20	200,000	195,875
4.50%, 05/15/35	241,000	220,890
4.75%, 05/15/46	369,000	334,058
Frontier Communications Corp., 7.13%, 03/15/19	350,000	361,375
Hughes Satellite Systems Corp., 6.50%, 06/15/19	180,000	195,300
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	380,000	366,700
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	250,000	229,062
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	248,000	249,189
Sprint Capital Corp.
6.90%, 05/01/19	350,000	357,000
6.88%, 11/15/28	194,000	166,355
Sprint Corp., 7.13%, 06/15/24	416,000	385,882
Sprint Nextel Corp., 7.00%, 03/01/20 (c)	350,000	380,695
T-Mobile USA Inc., 6.00%, 03/01/23	185,000	189,394
Verizon Communications Inc.
4.50%, 09/15/20	350,000	377,213
6.40%, 09/15/33	12,000	13,715
4.27%, 01/15/36 (a) (b)	577,000	517,533
6.55%, 09/15/43	9,000	10,523
4.86%, 08/21/46	315,000	293,748
5.01%, 08/21/54	304,000	277,889
4.67%, 03/15/55 (c)	265,000	229,645
Virgin Media Secured Finance Plc, 5.13%, 01/15/25 (c), GBP	500,000	773,836
Wind Acquisition Finance SA, 4.00%, 07/15/20 (c), EUR	250,000	278,016
		6,403,893
UTILITIES - 5.0%
AES Corp.
3.28%, 06/01/19 (d)	125,000	125,000
5.50%, 04/15/25	400,000	380,000
Dynegy Finance I Inc., 6.75%, 11/01/19 (c)	100,000	104,050
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (f)	832,000	833,040
Enel SpA, 8.75%, 09/24/73 (c)	395,000	453,262
Exelon Corp.
3.95%, 06/15/25	194,000	194,850
5.10%, 06/15/45	161,000	160,824
FirstEnergy Corp.
4.25%, 03/15/23 (h)	162,000	162,816
7.38%, 11/15/31	125,000	151,939
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	187,000	193,998
GenOn Energy Inc., 9.50%, 10/15/18	250,000	255,025
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	117,463
Oglethorpe Power Corp., 4.55%, 06/01/44	286,000	280,715
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275,000	289,434
2.95%, 04/01/25 (c)	350,000	335,048
Pacific Gas & Electric Co., 4.30%, 03/15/45	221,000	211,453
PPL Energy Supply LLC, 6.50%, 06/01/25 (c)	100,000	100,000
RJS Power Holdings LLC, 5.13%, 07/15/19 (c)	375,000	367,500
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	310,369
Wisconsin Energy Corp.
2.45%, 06/15/20	281,000	280,200
3.55%, 06/15/25	100,000	99,580
		5,406,566
Total Corporate Bonds and Notes (cost $94,084,256)		90,299,275
VARIABLE RATE SENIOR LOAN INTERESTS - 2.6% (d)
CONSUMER DISCRETIONARY - 0.9%
AMAYA Holdings BV Term Loan
5.00%, 07/29/21	406,925	406,213
8.00%, 07/28/22	90,000	90,675
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	101,000	100,722
Schaeffler AG Term Loan, 4.25%, 05/15/20	132,692	133,190
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	267,975	258,148
		988,948
ENERGY - 1.1%
Arch Coal Inc. Term Loan, 6.25%, 05/14/18	486,237	330,948
Citgo Petroleum Corp. Term Loan, 9.50%, 05/09/18	199,000	199,398
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 04/28/16	248,749	248,644
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	196,502	186,861
Linden Term Loan B, 3.75%, 12/01/20	81,211	81,245
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21	99,000	90,338
		1,137,434

See accompanying Notes to Financial Statements.

	Shares/Par†	Value
HEALTH CARE - 0.1%
Valeant Pharmaceuticals International Inc. Term Loan
4.00%, 03/13/22	35,222	35,163
4.00%, 03/13/22	45,984	45,908
		81,071
MATERIALS - 0.4%
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	487,575	431,948
UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	141,089	141,336
Total Variable Rate Senior Loan Interests (cost $3,003,122)		2,780,737
GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
GOVERNMENT SECURITIES - 0.5%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	314,906
Sovereign - 0.2%
Jordan Government International Bond, 3.00%, 06/30/25	253,000	253,632
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.7%
Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp.
3.00%, 07/15/30 - 08/15/30 , TBA (j)	534,000	551,887
4.00%, 11/01/40 - 02/01/45	752,917	797,450
4.50%, 07/15/45, TBA (j)	69,000	74,542
		1,423,879
Federal National Mortgage Association - 2.4%
Federal National Mortgage Association
3.00%, 05/01/30 - 05/01/43	450,644	453,170
4.50%, 12/01/43 - 08/01/44	796,421	860,893
4.00%, 10/01/44	63,853	67,628
3.50%, 08/15/45, TBA (j)	1,126,000	1,155,184
4.00%, 08/15/45, TBA (j)	66,000	69,680
		2,606,555
Government National Mortgage Association - 2.0%
Government National Mortgage Association
5.00%, 01/20/43	612,870	682,042
4.00%, 01/20/45	495,807	524,967
3.00%, 08/15/45, TBA (j)	396,000	398,003
3.50%, 08/15/45, TBA (j)	475,000	490,772
		2,095,784
Total Government and Agency Obligations (cost $6,689,447)		6,694,756
PREFERRED STOCKS - 0.6%
ENERGY - 0.3%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18)	13,000	344,500
FINANCIALS - 0.3%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (f)	14,000	343,280
Total Preferred Stocks (cost $675,000)		687,780
INVESTMENT COMPANIES - 0.0%
PIMCO Dynamic Credit Income Fund	1,500	30,270
Total Investment Companies (cost $33,105)		30,270
SHORT TERM INVESTMENTS - 4.6%
Investment Company - 4.6%
JNL Money Market Fund, 0.01% (k) (l)	5,005,647	5,005,647
Total Short Term Investments (cost $5,005,647)		5,005,647
Total Investments - 101.1% (cost $113,322,081)		109,331,846
Other Assets and Liabilities, Net - (1.1%)		(1,174,542)
Total Net Assets - 100.0%		$108,157,304

Percentage of Total Investments
Portfolio Composition:
Financials	27.0%
Consumer Discretionary	12.2
Energy	11.9
Materials	7.3
Health Care	7.1
Telecommunication Services	5.9
U.S. Government Agency MBS	5.6
Utilities	5.1
Industrials	4.2
Non-U.S. Government Agency ABS	3.5
Consumer Staples	3.4
Information Technology	1.7
Government Securities	0.5
Short Term Investments	4.6
Total Investments	100.0%

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Security is restricted to resale to institutional investors. See Restricted Securities in the Notes to Schedule of Investments.
(b)	The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Company’s Board of Managers.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended (“1933 Act”), to be liquid based on procedures approved by the Board. As of June 30, 2015, the aggregate value of these liquid securities was $35,600,404 which represented 32.9% of net assets.

(d)	Variable rate security. Rate stated was in effect as of June 30, 2015.
(e)	Pay-in-kind security. The coupon interest earned by the security may be paid in cash or additional par.
(f)	Perpetual security.
(g)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2015.
(h)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(i)	Convertible security.
(j)	All or a portion of the investment was purchased on a delayed delivery basis. As of June 30, 2015 the total cost of investments purchased on a delayed delivery basis was $2,738,757.
(k)	Investment in affiliate.
(l)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2015.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

June 30, 2015

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security

MBS - Mortgage-Backed Security

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:

BCL - Barclays Capital Inc.

CCI - Citicorp Securities, Inc.

CSI - Credit Suisse Securities, LLC

GSC - Goldman Sachs & Co.

MSC - Morgan Stanley & Co., Incorporated

Restricted Securities — The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of June 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$495,223	$510,079	0.5%
SS&C Technologies Holdings Inc., 5.88%, 07/15/23	06/30/2015	102,000	103,020	0.1
Verizon Communications Inc., 4.27%, 01/15/36	03/17/2015	575,586	517,533	0.5
		$1,172,809	$1,130,632	1.1%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation / (Depreciation)
Euro FX Currency Future	September 2015	(2)	$4,372
U.S. Treasury Long Bond Future	September 2015	(24)	80,421
U.S. Treasury Note Future, 2-Year	September 2015	(3)	(1,926)
U.S. Treasury Note Future, 5-Year	September 2015	(22)	(9,022)
U.S. Treasury Note Future, 10-Year	September 2015	(90)	45,004
Ultra Long Term U.S. Treasury Bond Future	September 2015	(35)	144,125
			$262,974

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Assets and Liabilities

June 30, 2015

JNL/PPM America Strategic Income Fund
Assets
Investments - unaffiliated, at value (a)	$104,326,199
Investments - affiliated, at value (b)	5,005,647
Total investments, at value (c)	109,331,846
Cash	651,634
Foreign currency (d)	455,742
Receivable for investments sold	2,689,750
Receivable for dividends and interest	1,227,599
Receivable for variation margin	10,225
Receivable for deposits with brokers	400,895
Other assets	375
Total assets	114,768,066
Liabilities
Payable for advisory fees	53,654
Payable for administrative fees	13,413
Payable for investment securities purchased	6,542,031
Payable for board of manager fees	1,370
Payable for other expenses	294
Total liabilities	6,610,762
Net assets	$108,157,304
Net assets consist of:
Paid-in capital	$111,883,203
Net unrealized depreciation on investments and foreign currency	(3,725,899)
$108,157,304
Class A
Net assets	$108,157,304
Shares outstanding (no par value), unlimited shares authorized	10,000,000
Net asset value per share	$10.82

(a) Investments - unaffiliated, at cost	$108,316,434
(b) Investments - affiliated, at cost	5,005,647
(c) Total investments, at cost	$113,322,081
(d) Foreign currency, at cost	$455,489

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statement of Operations

For the Six Months Ended June 30, 2015

JNL/PPM America Strategic Income Fund
Investment income
Dividends (a)	$23,542
Interest	2,713,535
Total investment income	2,737,077

Expenses
Advisory fees	323,390
Administrative fees	80,848
Legal fees	216
Board of manager fees	765
Other expenses	1,132
Total expenses	406,351
Net investment income	2,330,726

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	320,325
Foreign currency related items	(72,399)
Futures contracts	(345,102)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,767,116)
Foreign currency related items	19,723
Futures contracts	597,364
Net realized and unrealized loss	(1,247,205)
Net increase in net assets from operations	$1,083,521

(a) Income from affiliated investments	$120

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2015

	JNL/PPM America Strategic Income Fund
	For the Six Months Ended June 30, 2015		For the Year Ended December 31, 2014
Operations
Net investment income	$2,330,726		$4,467,798
Net realized gain (loss)	(97,176)		249,331
Net change in unrealized depreciation	(1,150,029)		(2,095,650)
Net increase in net assets from operations	1,083,521		2,621,479
Net assets beginning of period	107,073,783		104,452,304
Net assets end of period	$108,157,304		$107,073,783
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$62,927,145	(a)	$125,183,471	(b)
Proceeds from sales of securities	61,937,490	(a)	120,771,559	(b)

(a)    Amounts include $20,249,949 and $20,150,452 of purchases and sales, respectively, of U.S. Government Securities.

Amounts include $12,079,786 and $12,217,755 of purchases and sales, respectively, of dollar roll transaction securities.

(b)    Amounts include $45,836,448 and $46,407,135 of purchases and sales, respectively, of U.S. Government Securities.

Amounts include $33,803,894 and $35,266,301 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from				Supplemental Data			Ratios(b)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized & Unrealized Gains (Losses)	Total from Investment Operations	Net Investment Income	Net Realized Gains on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)		Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
JNL/PPM America Strategic Income Fund
Class A
06/30/2015	$10.71	$0.24	$(0.13)	$0.11	$—	$—	$10.82	1.03%	$108,157	48	%(e)	0.75%	4.37%
12/31/2014	10.45	0.45	(0.19)	0.26	—	—	10.71	2.49	107,074	81	(e)	0.75	4.12
12/31/2013	10.05	0.40	0.00	0.40	—	—	10.45	3.98	104,452	99	(e)	0.75	3.88
12/31/2012 *	10.00	0.02	0.03	0.05	—	—	10.05	0.50	100,500	7	(e)	0.76	2.38

*	Commenced operations on December 3, 2012.
(a)	Calculated using the average shares method.
(b)	Annualized for periods less than one year.
(c)	Not annualized for periods less than one year.
(d)	Portfolio turnover is not annualized for periods of less than one year. Dollar roll transaction securities are excluded for purposes of calculating portfolio turnover.
(e)	Portfolio turnover including dollar roll transaction was 18%, 146%, 115% and 60% in 2012, 2013, 2014 and 2015, respectively.

See accompanying Notes to Financial Statements.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 1. ORGANIZATION

The JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) is a limited liability company organized under the laws of Delaware by an operating agreement dated July 6, 2012. The JNL Strategic Fund is organized as a series fund structure.  JNL/PPM America Strategic Income Fund (“Fund”) is the sole series of JNL Strategic Fund.  The Fund is registered with the U.S. Securities and Exchange Commission (“SEC”) as a diversified fund under the Investment Company Act of 1940, as amended (“1940 Act”).

Jackson National Asset Management, LLC (“JNAM” or “Adviser”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser to the Fund.  Jackson is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  The Adviser has selected PPM America, Inc. as Sub-Adviser with responsibility for the professional investment supervision and management of the Fund. PPM America, Inc. is an affiliate of JNAM.

As of June 30, 2015, the Fund offered one class of shares, Class A, which are not currently offered to retail investors.  As of June 30, 2015, The Prudential Assurance Company Limited, a wholly owned subsidiary of Prudential plc, owned 10,000,000 shares, which is 100% of the outstanding shares of beneficial interest in the Fund.  The Prudential Assurance Company Limited is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation - Under the Company’s valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

Distributions to Shareholders - No distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in-capital on a semi-annual basis.

Security Transactions, Investment Income and Expenses - Security transactions are recorded on the trade date for financial reporting purposes.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis. Expenses are recorded on an accrual basis.

Foreign Currency Translations - The accounting records of the Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications - In the normal course of business, the Company may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities.  Under the Company’s organizational documents, its officers and managers are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  However, since its commencement of operations, the Fund has not had claims or losses pursuant to its contracts and expects the risk of loss to be remote.  The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

The following table summarizes the Fund’s investments in securities and other financial instruments as of June 30, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Asset-Backed Securities	$—	$3,833,381	$—	$3,833,381
Corporate Bonds and Notes	—	90,299,275	—	90,299,275
Variable Rate Senior Loan Interests	—	2,780,737	—	2,780,737
Government and Agency Obligations	—	6,694,756	—	6,694,756
Preferred Stocks	687,780			687,780
Investment Companies	30,270	—	—	30,270
Short Term Investments	5,005,647			5,005,647
Fund Total	$5,723,697	$103,608,149	$—	$109,331,846

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$273,922	$—	$—	$273,922

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(10,948)	$—	$—	$(10,948)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2015.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises - The Fund may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - The Fund may own certain investment securities, which are unregistered and thus restricted to resale.  These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the Securities Act of 1933, as amended, the Fund has the right to include those securities in such registration generally without cost to the Fund.  The Fund has no right to require registration of unregistered securities.

Delayed-Delivery Securities - The Fund may purchase or sell securities on a delayed delivery basis, including “To Be Announced” (“TBA”) or “To Be Acquired” securities.  These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  In TBA transactions, the Fund commits to purchasing or selling securities for which all

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities.  When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions.  When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV.  The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss.  When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security.  Securities purchased on a TBA basis are not settled until they are delivered to the Fund.  In connection with TBA transactions, the Fund may maintain a short position related to certain securities.  In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions - The Fund may sell mortgage-backed or treasury securities and simultaneously contract to repurchase securities at a future date at an agreed upon price.  The Fund may only enter into covered rolls.  A “covered roll” is a type of dollar roll for which the Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward repurchase settlement date of the dollar roll transaction.  During the period between the sale and repurchase, the Fund forgoes interest and principal paid on the mortgage-backed securities.  The Fund is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments.  The Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

In a mortgage-backed or treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale.  Any gains, losses and any income or fees earned are recorded to realized gain or loss.  If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction.  Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense.  For the period ended June 30, 2015, the Fund did not transact in treasury transactions characterized as secured borrowing transactions. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

NOTE 5. MASTER NETTING AGREEMENTS, CUSTOMER ACCOUNT AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to/from the Fund and a counterparty or segregated at the custodian.  U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used.  Securities held by the Fund that are used as collateral are identified as such within the Schedule of Investments. Collateral for financial derivative transactions paid to or received from brokers and counterparties is included in receivable for deposits with brokers in the Statement of Assets and Liabilities.

Master Netting Agreements (“Master Agreements”) — The Fund may be subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Since different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty.  The Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty.  Each Master Agreement defines whether the Fund is contractually able to net settle daily payments.  Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement.  The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.  To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.  The Fund’s Sub-Adviser attempts to limit counterparty risk by only entering into Master Agreements with counterparties which the Sub-Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) - Master Forward Agreements govern the considerations and factors surrounding the settlement of certain forward-settling transactions, such as delayed-delivery transactions and TBA securities between the Fund and select counterparties.  The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.  Losses may arise due to changes in the value of the underlying securities prior to settlement date, if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.  In the event of default, the unrealized gain or loss will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.  In the ordinary course of business, settlements of transactions are not typically subject to net settlement, except for TBA pools.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

FASB ASC Topic 210, Financial Instruments Eligible for Offset — The following disclosure includes a summary table of investments of the Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statement of Assets and Liabilities as of June 30, 2015.

	Gross Amount Presented in the Statements of Assets and Liabilities (1)	Financial Instruments (2)	Collateral (3)	Net Amount (1)
Master Forward Agreement Transaction Assets by Counterparty*
BCL	$551,887	$(551,887)	$—	$—
CCI	490,772	(490,363)	—	409
CSI	74,542	(74,504)	—	38
GSC	69,680	(69,609)	—	71
MSC	1,553,187	(1,548,875)	—	4,312
	$2,740,068	$(2,735,238)	$—	$4,830

Master Forward Agreement Transaction Liabilities by Counterparty*
BCL	$555,406	$(551,887)	$—	$3,519
CCI	490,363	(490,363)	—	—
CSI	74,504	(74,504)	—	—
GSC	69,609	(69,609)	—	—
MSC	1,548,875	(1,548,875)	—	—
	$2,738,757	$(2,735,238)	$—	$3,519

(1) Investment liabilities and assets include delayed delivery securities.  Liabilities reflect amounts payable to the counterparty for the cost of the investment, assets reflect the market value of the investment and the net amount reflects net unrealized gain or loss.  The net unrealized gain or loss constitutes the amount which is subject to margin or collateral requirements as required under the Master Forward Agreement.

(2) Financial instruments eligible for offset but not offset in the Statement of Assets and Liabilities.

(3) Cash and security collateral not offset in the Statement of Assets and Liabilities.

* Counterparties are defined on page 6 in the Notes to Schedule of Investments.

Customer Account Agreements - Customer Account Agreements and related addendums govern cleared derivative transactions such as futures contracts.  Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator.  The Fund receives from or pays to the FCM an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments are known as the “variation margin”.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.

NOTE 6.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for futures held by the Fund are discussed in the following paragraph.

Futures Contracts - During the period, the Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate treasury bond positions.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, counterparty risk is reduced to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2015, variation margin related to futures contracts is reflected as receivable for variation margin in the Statement of Assets and Liabilities.  During the period ended June 30, 2015, realized loss and change in unrealized appreciation (depreciation) in futures contracts is reflected for such investments in the Statement of Operations.  Net exposure to the Fund for futures contracts is the variation margin receivable in addition to any collateral pledged for the initial margin on the futures contracts.  At June 30, 2015, the Fund had $400,895 cash pledged as collateral for futures contracts.  The futures contracts outstanding as of June 30, 2015, as disclosed in the Notes to the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund.  For the period ended June 30, 2015, the average monthly notional value at purchase of futures in the Fund was $19,465,546.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 7.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S. governments or banks, foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Fund trades financial instruments and enters into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.  Financial assets, which potentially expose the Fund to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The JNL Strategic Fund has an investment advisory and management agreement and administration agreement with JNAM.  Subject to the oversight of the Fund’s Board, JNAM is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Pursuant to the Investment Advisory Agreement, JNAM receives an annual fee, accrued daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund.  For investment advisory services, the Fund pays JNAM 0.60% for net assets of $0 to $500 million, 0.55% for net assets of $500 million to $1 billion and 0.50% for net assets over $1 billion.

Pursuant to the Administration Agreement, JNAM receives an annual fee, accrued daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.  In return for the fee paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Fund.  In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of the Fund.  The Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other extraordinary expenses.  The Fund is also responsible for registration fees, licensing costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

Distribution Agreement - The JNL Strategic Fund has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (“Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of the Fund’s shares.  Under the Rule 12b-1 fee plan, the Fund can accrue a Rule 12b-1 fee daily, at the maximum annual rate of 0.20% of the average daily net assets of the Fund.  The Distributor does not charge the Fund a 12b-1 fee and no fee was accrued by the Fund as the Distributor did not engage in activities supported by the 12b-1 fee.

Other Service Providers - State Street Bank and Trust Company (“State Street”) acts as custodian for the Fund.

Deferred Compensation Plan - The Fund adopted a Deferred Compensation Plan whereby a disinterested Manager may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Fund, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Manager.  These amounts represent general, unsecured liabilities of the Fund and vary according to the total return of the Fund.  Liabilities related to deferred balances are included in payable for manager fees in the Statement of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in manager fees set forth in the Statement of Operations.

Investments in Affiliates - During the period ended June 30, 2015, the Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  The Fund’s investment in JNL Money Market Fund on December 31, 2014 and June 30, 2015 was $2,963,399 and $5,005,647, respectively.  During the period ended June 30, 2015, dividend income received from this investment was $120 and there was no realized gain or loss relating to transactions in this investment.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Financial Statements

June 30, 2015

NOTE 9.  INCOME TAX MATTERS

Under the 1940 Act, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

Uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  The accounting for uncertainty in income taxes is recognized in a company’s financial statements and requires companies to determine whether it is “more likely than not” that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements.  Tax accounting provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties.  Management is required to evaluate the tax positions.  Management completed an evaluation of the Fund’s tax positions and based on that evaluation, determined that no significant uncertain tax position would be required to be recognized in the financial statements.  Furthermore, management is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 10.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements are issued and the following event occurred:

At a meeting held August 19, 2015, the Board voted to approve changing the administrative fee effective October 1, 2015 for the Fund to 0.13% on average daily net assets over $3 billion.

No other events were noted that required adjustments to the financial statements or disclosure in the notes.

JNL Strategic Income Fund LLC (Unaudited)

Additional Disclosures

June 30, 2015

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses.  Operating expenses such as these are deducted from the Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return.  This section provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  This section provides information that can be used to compare the Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 1/1/2015	Ending Account Value period 6/30/15	Annualized Expense Ratios	Expenses Paid During Period	Beginning Account Value 1/1/2015	Ending Account Value period 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period
JNL/PPM America Strategic Income Fund
Class A	$1,000.00	$1,010.30	0.75%	$3.74	$1,000.00	$1,021.06	0.75%	3.76%

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Fund will file a complete schedule of portfolio holdings with the SEC for each quarter of the fiscal year on Form N-Q.  The Fund’s Form N-Q will be available on the SEC’s website at www.sec.gov.  The Form N-Q will be available for review and copy at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It will also be available upon request from the registrant by calling the Fund toll-free at 1-866-255-1935.

Proxy Voting Guidelines and Proxy Voting Record.  JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds.  A description of the Policy that the Funds’ Adviser (and Sub-Adviser) used to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2015, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com; and (3) on the SEC’s website at www.sec.gov.

MANAGERS AND OFFICERS OF JNL STRATEGIC INCOME FUND LLC (“FUND”)

The interested Manager and the Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers.  The following persons, who are independent Managers of the Fund received from the Fund the compensation amounts indicated for the services as such for the six-month period ended June 30, 2015:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL STRATEGIC INCOME FUND(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL STRATEGIC INCOME FUND AND FUND COMPLEX
Michael Bouchard	$87	$0	$0	$131,500	(3)
Ellen Carnahan	$88	$0	$0	$132,500	(4)
William J. Crowley, Jr.(2)	$103	$0	$0	$155,000	(5)
Michelle Engler	$85	$0	$0	$127,500
John Gillespie	$81	$0	$0	$122,500	(6)
Richard McLellan	$85	$0	$0	$127,500
William R. Rybak	$91	$0	$0	$136,500
Edward Wood	$88	$0	$0	$132,500	(7)
Patricia Woodworth	$81	$0	$0	$122,500	(8)

(1)              The fees paid to the independent Managers are paid for combined service on the Boards of the Fund, JNL Investors Series Trust, JNL Variable Fund LLC, and JNL Series Trust (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Managers is $1,188,000.

(2)              Mr. Crowley is an ex officio member of the Governance Committee.  Therefore, he does not receive any compensation as a member of the Governance Committee.

(3)              Amount includes $6,450 deferred by Mr. Bouchard.

(4)              Amount includes $66,250 deferred by Ms. Carnahan.

(5)              Amount includes $124,000 deferred by Mr. Crowley.

(6)              Amount includes $61,250 deferred by Mr. Gillespie.

(7)              Amount includes $132,500 deferred by Mr. Wood.

(8)              Amount includes $51,000 deferred by Ms. Woodworth.

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-392-2909, or by writing JNL Strategic Income Fund LLC, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

(a)                                 Included as a part of the report to shareholders filed under Item 1.

b)                                     Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits

(a)              (1)  Not applicable to the semi-annual filing.

(2)  The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3)  Not applicable.

(b)              The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 4, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	September 4, 2015

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.